Other financial assets (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Assets measured at amortized cost
Assets measured at fair value through other comprehensive income	$ 3,280	$ 4,835
Other financial assets	3,296	5,240
Current	1,838	851
Non-current	1,458	4,389
Investments in equity securities and trust funds
Assets measured at fair value
Assets measured at fair value	552	331
Hedging instruments
Assets measured at fair value
Assets measured at fair value	245	66
Equity investments and others
Assets measured at amortized cost
Assets measured at fair value through other comprehensive income	1,041	1,036
Assets measured at amortized cost
Assets measured at amortized cost
Assets measured at amortized cost	16	405
Investment portfolio - Local currency
Assets measured at fair value
Assets measured at fair value	853	32
Investment portfolio - Local currency | Assets measured at fair value through other comprehensive income
Assets measured at amortized cost
Assets measured at fair value through other comprehensive income	0	2,677
Investment portfolio - Foreign currency
Assets measured at fair value
Assets measured at fair value	$ 589	$ 693